Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases
Leases

NOTE 6 — Leases

The Company has two finance leases for forklifts, with one lease expired in September 2022 and the other expired in August 2023. Both leases had bargain purchase options that were exercised at the end of the leases. The two forklift leases as of the effective date were classified as finance leases.

On June 27, 2023, the Company entered into a twelve-month operating lease. As of September 30, 2024, the Company had one operating lease. The Company currently pays a rent of $15,167 per month for the leased space. Since this lease has a lease term of 12 months and does not include an option to purchase the underlying asset that the Company is reasonably certain to exercise, it is considered a short-term lease. The Company elects not to apply the recognition requirements of ASC 842 to short-term leases. By electing this practical expedient, short-term leases do not need to be reported on the Balance Sheets.

The components of lease cost were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Short-term Lease Cost	$45,501	$35,250	$133,086	$105,750

NOTE 8 — Leases

The Company has two finance leases for forklifts, with one lease expired in September 2022 and the other expired in August 2023. Both leases had bargain purchase options that were exercised at the end of the leases. The two forklift leases as of the effective date were classified as finance leases.

Management utilized a valuation specialist to determine the Company’s incremental borrowing rate. The valuation analysis looked at preferred return rates for the Series A units (which are a debt-like security similar to mezzanine financing) and the Company’s cost of borrowing and adjusted for the spread between CCC and B rated corporate bonds. This resulted in an incremental borrowing rate of 16.45%.

On June 27, 2023, the Company entered into a twelve-month operating lease with VJ Properties, LLC for combined office, workshop, manufacturing and warehouse space located in Buford, Georgia. As of December 31, 2023, the Company had one operating lease. The Company currently pays a rent of $11,750 per month for the leased space located in Buford, Georgia. Since this lease has a lease term of 12 months and does not include an option to purchase the underlying asset that the Company is reasonably certain to exercise, it is considered a short-term lease. The Company elects not to apply the recognition requirements of ASC 842 to short-term leases. By electing this practical expedient, short-term leases do not need to be reported on the Balance Sheets.

The components of lease expense were as follows:

	December 31,	December 31,
	2023	2022
Amortization of ROU Assets – Finance Leases	$5,160	$9,305
Interest on Lease Liabilities – Finance Leases	294	1,886
Short-term Lease Cost	141,000	125,700
Total Lease Cost	$146,454	$136,891

Supplemental Balance Sheets information related to leases was as follows:

	December 31,	December 31,
	2023	2022
Finance lease ROU assets, gross	$33,662	$33,662
Accumulated amortization	(33,662)	(28,503)
Finance lease ROU assets, net	—	5,159
Finance lease liabilities, current portion	—	6,355
Finance lease liabilities, less current portion	—	—
Total financing lease liabilities	$—	$6,355

	December 31,	December 31,
	2023	2022
Weighted Average Lease Term – Finance Leases	0.00 year	0.61 year
Weighted Average Discount Rate – Finance Leases	0.00%	16.45%